ACCOUNTS RECEIVABLE, NET - Accounts receivable, net of provision (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
ACCOUNTS RECEIVABLE, NET
Accounts receivable, net	$ 2,881,160	$ 4,575,267
Non-related party
ACCOUNTS RECEIVABLE, NET
Accounts receivable	2,982,589	4,688,247
Less: allowance for expected credit losses	(101,429)	(112,980)
Accounts receivable, net	$ 2,881,160	$ 4,575,267